Events occurring after the reporting period - Additional Information (Detail) $ / shares in Units, € in Millions, $ in Millions		12 Months Ended
	Jan. 22, 2024 USD ($) $ / shares shares	Dec. 31, 2023 EUR (€)
Genmab
Statements [Line Items]
Contract liabilities recognized | €		€ 14.9
Major ordinary share transactions [Member] | Public Offering [Member]
Statements [Line Items]
Proceeds from issue of ordinary shares | $	$ 188
Increase (decrease) in number of ordinary shares issued | shares	18,313,750
Sale Of Stock Issue Price Per Share | $ / shares	$ 11